Dividends	12 Months Ended
Dec. 31, 2025
Dividends
Dividends	13. Dividends

Accounting policy
Dividends are recognised as a liability on the date on which such dividends are declared.
Dividend withholding tax is a tax on shareholders receiving dividends and is applicable to all dividends paid which are subject to dividend withholding tax based on the relevant tax requirements. The Group withholds dividend tax on behalf of its shareholders at a rate of 20% on dividends paid. Amounts withheld are not recognised as part of the Group’s tax charge but rather as part of the dividend paid, recognised in equity.
Cash flows from dividends paid are classified under operating activities in the statement of cash flows.

The table below illustrates the dividends declared and paid:

Figures in million – SA rand unless stated otherwise	2025	2024	2023
Dividend declared and paid (interim)	—	—	1,501
Dividend declared after 31 December (final)	3,708	—	—
Total dividends declared for the year	3,708	—	1,501
Dividend per share (interim) — cents	—	—	53
Dividend per share (final) — cents	131	—	—
Dividends paid during the financial year	—	—	4,953
Dividends paid to NCI of subsidiaries during the financial year	302	173	365
Total dividends paid for the year[1]	302	173	5,318
1The dividends paid is impacted by the number of shares in issue at the time of payment
Dividend policy
Sibanye-Stillwater’s dividend policy is to return at least 25% to 35% of normalised earnings to shareholders and after due consideration of future requirements the dividend may be increased beyond these levels. The Board, therefore, considers normalised earnings in determining what value will be distributed to shareholders. The Board believes normalised earnings provides useful information to investors regarding the extent to which results of operations may affect shareholder returns.
Normalised earnings is defined as earnings attributable to the owners of Sibanye-Stillwater excluding gains and losses on financial instruments and foreign exchange differences, impairments and related compensation, gain/loss on disposal of property, plant and equipment, occupational healthcare expenses, restructuring costs, transactions costs, share-based payment expenses on B-BBEE transactions, gain on acquisitions, net other business development costs, share of results of equity-accounted investees, all after tax and the impact of NCI, and changes in estimated deferred tax rate.
Consistent with Sibanye-Stillwater’s dividend policy and Capital Allocation Framework, the Board of Directors resolved to declare a final dividend of 131 SA cents per share for the year ended 2025. Other than an interim dividend in 2023, no dividend was declared for the years ended 2024 and 2023. The dividend amounts to a payout of 35% of normalised earnings for the year ended 31 December 2025.
Reconciliation of profit attributable to the owners of Sibanye-Stillwater to normalised earnings

Figures in million – SA rand	2025	2024	2023
Loss attributable to the owners of Sibanye-Stillwater	(5,171)	(7,297)	(37,772)
Adjusted for:
Loss/(gain) on financial instruments	3,794	(5,433)	(235)
(Gain)/loss on foreign exchange differences	(155)	215	(1,973)
Loss/(gain) on disposal of property, plant and equipment	14	(55)	(105)
Impairments and reversal of impairments	14,007	9,173	47,454
Gain on acquisition	—	—	(898)
Restructuring costs	247	550	515
Transaction costs	4,543	851	474
Occupational healthcare loss/(gain)	49	(76)	(365)
Gain on remeasurement of previous interest in Kroondal	—	—	(298)
Gain on increase in equity-accounted investment	(5)	(2)	(5)
Change in estimated deferred tax rate	103	(364)	726
Share of results of equity-accounted investees after tax	(337)	(212)	1,174
Provision for community costs post closure	—	24	—
Section 45X credits recognised for 2023 and 2024	(4,403)	—	—
Cyber security costs	—	67	—
Compensation for losses incurred	(142)	(26)	—
Corporate leadership costs	50	—	—
Gain on assets held for sale	(16)	—	—
Tax effect of the items adjusted above	(875)	332	(6,664)
NCI effect of the items listed above	(1,140)	793	(276)
Normalised earnings[1]	10,563	(1,460)	1,752
1Non-IFRS measures such as normalised earnings is the responsibility of the Group’s Board of Directors and presented for illustration purposes only, and because of its nature, normalised earnings should not be considered as a representation of financial performance under IFRS Accounting Standards